COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Term of the operating lease	3 years
Annual rental payments payable	$ 42,000		$ 42,000	$ 39,600	$ 38,400
Right of use assets	0		39,000
Operating lease liabilities	0		39,000
Forecast
Annual rental payments payable		$ 21,000
MIT Licensing Agreement [Member]
Contractual Obligation	$ 50,000		$ 50,000
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	20 years